NEWBUILDINGS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Sep. 13, 2013 newbuilding_contract	Mar. 31, 2013 vessel
Property, Plant and Equipment [Abstract]
Number of Newbuildings on Order		2	2
Interest Costs Capitalized	$ 136